            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT
                          OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549
                   Report for the Period Ended March 31, 2001

--------------------------------------------------------------------------------

                                                     ____
                      If amended report check here: /____/

Name of Institutional Investment Manager:
Westchester Capital Management, Inc.       13F File No.:
--------------------------------------------------------------------------------
Business Address:
100 Summit Lake Drive       Valhalla       New York       10595
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         Street               City          State          Zip

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Frederick W. Green, (914) 741-5600, President
--------------------------------------------------------------------------------
ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff (a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York as of the 30th day of April, 2001.

                                      Westchester Capital Management, Inc.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                      /s/Frederick W. Green
                                      ------------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report). (List in alphabetical order.)

        13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                                     13F File No.
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1.
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2.
  ------------------------------------------------------------------------------
3.
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4.
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                             FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Total:     140
                                            ---
Form 13F Information Table Value Total      $1,302,485,302
                                            --------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed other than the manager filing this report.

        No.           Form 13F File Number           Name
        01            28 -
        02            28 -
        03            28 -

Form 13F
Westchester Capital Management, Inc.
March 31, 2001

FORM 13F
Westchester Capital Management, Inc.
March 31, 2001

                                                                                                                       Item 5
Item 1                                                               Item 2         Item 3        Item 4              Shares or
Name of Issuer                                                   Title of Class     CUSIP    Fair Market Value     Principal Amount
EQUITIES
COMMON STOCK
Alcoa Inc.                                                        COMMON STOCK    013817101          1,522,842               42,360
ADC Telecommunications Inc.                                       COMMON STOCK    000886101            276,930               32,580
American General Corporation                                      COMMON STOCK    026351106         34,662,150              906,200
American General Corporation                                      COMMON STOCK    026351106          9,325,350              243,800
Agile Software Corporation                                        COMMON STOCK    00846X105         11,704,102            1,062,500
Agile Software Corporation                                        COMMON STOCK    00846X105          3,402,727              308,900
Agribrands International, Inc.                                    COMMON STOCK    00849R105          5,106,508               94,600
Agribrands International, Inc.                                    COMMON STOCK    00849R105          4,922,976               91,200
American International Group, Inc.                                COMMON STOCK    026874107            700,350                8,700
Alcatel SA  ADR                                                   COMMON STOCK    013904305            458,923               15,957
Anadarko Petroleum Corporation                                    COMMON STOCK    032511107          1,756,710               27,982
ALZA Corporation                                                  COMMON STOCK    022615108         46,368,450            1,144,900
ALZA Corporation                                                  COMMON STOCK    022615108         15,422,400              380,800
BioChem Pharma Inc.                                               COMMON STOCK    09058T108         43,454,475            1,430,600
BioChem Pharma Inc.                                               COMMON STOCK    09058T108         13,191,862              434,300
BP Amoco plc ADR                                                  COMMON STOCK    055622104          1,708,913               34,440
Barrett Resources Corporation                                     COMMON STOCK    068480201         20,819,335              346,700
Barrett Resources Corporation                                     COMMON STOCK    068480201          6,215,175              103,500
Citigroup Inc.                                                    COMMON STOCK    172967101          3,173,474               70,553
ConAgra, Inc.                                                     COMMON STOCK    205887102            572,736               31,400
Centura Banks, Inc.                                               COMMON STOCK    15640T100          5,286,205              106,900
Centura Banks, Inc.                                               COMMON STOCK    15640T100            242,305                4,900
Chris-Craft Industries, Inc.                                      COMMON STOCK    170520100         29,632,625              468,500
Chris-Craft Industries, Inc.                                      COMMON STOCK    170520100          7,659,575              121,100
Clear Channel Communications, Inc. (SFX)                          COMMON STOCK    184502102            457,380                8,400
Clear Channel Communications, Inc. (AMFM)                         COMMON STOCK    184502102            962,131               17,670

                                                                   Item 6                  Item 8
Item 1                                                           Investment     Item 7     Voting
Name of Issuer                                                   Discretion    Managers   Authority
EQUITIES
COMMON STOCK
Alcoa Inc.                                                       (b) Shared               (a) Sole
ADC Telecommunications Inc.                                      (b) Shared               (a) Sole
American General Corporation                                     (a) Sole                 (a) Sole
American General Corporation                                     (b) Shared               (a) Sole
Agile Software Corporation                                       (a) Sole                 (a) Sole
Agile Software Corporation                                       (b) Shared               (a) Sole
Agribrands International, Inc.                                   (a) Sole                 (a) Sole
Agribrands International, Inc.                                   (b) Shared               (a) Sole
American International Group, Inc.                               (b) Shared               (a) Sole
Alcatel SA  ADR                                                  (b) Shared               (a) Sole
Anadarko Petroleum Corporation                                   (b) Shared               (a) Sole
ALZA Corporation                                                 (a) Sole                 (a) Sole
ALZA Corporation                                                 (b) Shared               (a) Sole
BioChem Pharma Inc.                                              (a) Sole                 (a) Sole
BioChem Pharma Inc.                                              (b) Shared               (a) Sole
BP Amoco plc ADR                                                 (b) Shared               (a) Sole
Barrett Resources Corporation                                    (a) Sole                 (a) Sole
Barrett Resources Corporation                                    (b) Shared               (a) Sole
Citigroup Inc.                                                   (b) Shared               (a) Sole
ConAgra, Inc.                                                    (b) Shared               (a) Sole
Centura Banks, Inc.                                              (a) Sole                 (a) Sole
Centura Banks, Inc.                                              (b) Shared               (a) Sole
Chris-Craft Industries, Inc.                                     (a) Sole                 (a) Sole
Chris-Craft Industries, Inc.                                     (b) Shared               (a) Sole
Clear Channel Communications, Inc. (SFX)                         (b) Shared               (a) Sole
Clear Channel Communications, Inc. (AMFM)                        (b) Shared               (a) Sole

The CIT Group, Inc.                                               COMMON STOCK    125577106         33,486,360            1,159,500
The CIT Group, Inc.                                               COMMON STOCK    125577106          8,707,320              301,500
Citadel Communications Corporation                                COMMON STOCK    172853202         17,337,875              697,000
Citadel Communications Corporation                                COMMON STOCK    172853202          4,825,750              194,000
Conectiv                                                          COMMON STOCK    206829103         11,779,335              539,100
Conectiv                                                          COMMON STOCK    206829103          4,055,360              185,600
Comerica Incorporated                                             COMMON STOCK    200340107          1,014,750               16,500
Canadian Pacific Ltd.                                             COMMON STOCK    135923100         20,830,920              567,600
Canadian Pacific Ltd.                                             COMMON STOCK    135923100          5,505,000              150,000
C-Cube Microsystems, Inc.                                         COMMON STOCK    125015107            791,694               64,300
Dow Chemical Company                                              COMMON STOCK    260543103            595,063               18,849
Dallas Semiconductor Corporation                                  COMMON STOCK    235204104         19,533,510              751,000
Dallas Semiconductor Corporation                                  COMMON STOCK    235204104          5,267,025              202,500
Deutsche Telekom AG ADR                                           COMMON STOCK    251566105          2,319,000              100,000
Deutsche Telekom ordinary                                         COMMON STOCK     5842359           2,395,527              103,300
Deutsche Telekom ordinary                                         COMMON STOCK     5842359             851,073               36,700
Delhaize America, Inc. Class A                                    COMMON STOCK    246688105          2,956,191              144,557
Delhaize America, Inc. Class B                                    COMMON STOCK    246688204          4,929,247              244,143
Elan Corporation plc                                              COMMON STOCK    284131208          1,077,656               20,625
El Paso Corporation                                               COMMON STOCK    283905107          2,533,640               38,800
Vivendi Universal SA ordinary                                     COMMON STOCK     4834777           3,198,667               52,980
Fritz Companies, Inc.                                             COMMON STOCK    358846103            546,875               50,000
Fritz Companies, Inc.                                             COMMON STOCK    358846103          4,265,625              390,000
General Motors Corporation - Class H                              COMMON STOCK    370442832          4,320,517              221,565
Great Plains Software, Inc                                        COMMON STOCK    39119E105          7,464,000              124,400
Honeywell International Inc.                                      COMMON STOCK    438516106         26,540,400              650,500
Honeywell International Inc.                                      COMMON STOCK    438516106          8,384,400              205,500
Hercules Incorporated                                             COMMON STOCK    427056106            779,400               60,000
IBP, Inc.                                                         COMMON STOCK    449223106         22,502,440            1,372,100
IBP, Inc.                                                         COMMON STOCK    449223106          7,489,880              456,700
Intermedia Communications, Inc.                                   COMMON STOCK    458801107         35,427,625            2,039,000
Intermedia Communications, Inc.                                   COMMON STOCK    458801107          9,547,562              549,500
i2 Technologies, Inc.                                             COMMON STOCK    465754109            336,394               23,100
JDS Uniphase Corporation                                          COMMON STOCK    46612J101            774,191               41,990
J.P. Morgan Chase & Co.                                           COMMON STOCK    46625H100          4,352,606               96,940

The CIT Group, Inc.                                               (a) Sole                 (a) Sole
The CIT Group, Inc.                                               (b) Shared               (a) Sole
Citadel Communications Corporation                                (a) Sole                 (a) Sole
Citadel Communications Corporation                                (b) Shared               (a) Sole
Conectiv                                                          (a) Sole                 (a) Sole
Conectiv                                                          (b) Shared               (a) Sole
Comerica Incorporated                                             (b) Shared               (a) Sole
Canadian Pacific Ltd.                                             (a) Sole                 (a) Sole
Canadian Pacific Ltd.                                             (b) Shared               (a) Sole
C-Cube Microsystems, Inc.                                         (b) Shared               (a) Sole
Dow Chemical Company                                              (b) Shared               (a) Sole
Dallas Semiconductor Corporation                                  (a) Sole                 (a) Sole
Dallas Semiconductor Corporation                                  (b) Shared               (a) Sole
Deutsche Telekom AG ADR                                           (a) Sole                 (a) Sole
Deutsche Telekom ordinary                                         (a) Sole                 (a) Sole
Deutsche Telekom ordinary                                         (b) Shared               (a) Sole
Delhaize America, Inc. Class A                                    (b) Shared               (a) Sole
Delhaize America, Inc. Class B                                    (b) Shared               (a) Sole
Elan Corporation plc                                              (b) Shared               (a) Sole
El Paso Corporation                                               (b) Shared               (a) Sole
Vivendi Universal SA ordinary                                     (b) Shared               (a) Sole
Fritz Companies, Inc.                                             (a) Sole                 (a) Sole
Fritz Companies, Inc.                                             (b) Shared               (a) Sole
General Motors Corporation - Class H                              (b) Shared               (a) Sole
Great Plains Software, Inc                                        (b) Shared               (a) Sole
Honeywell International Inc.                                      (a) Sole                 (a) Sole
Honeywell International Inc.                                      (b) Shared               (a) Sole
Hercules Incorporated                                             (b) Shared               (a) Sole
IBP, Inc.                                                         (a) Sole                 (a) Sole
IBP, Inc.                                                         (b) Shared               (a) Sole
Intermedia Communications, Inc.                                   (a) Sole                 (a) Sole
Intermedia Communications, Inc.                                   (b) Shared               (a) Sole
i2 Technologies, Inc.                                             (b) Shared               (a) Sole
JDS Uniphase Corporation                                          (b) Shared               (a) Sole
J.P. Morgan Chase & Co.                                           (b) Shared               (a) Sole

Liberty Financial Companies, Inc.                                 COMMON STOCK    530512102         33,404,800              803,000
Liberty Financial Companies, Inc.                                 COMMON STOCK    530512102          8,590,400              206,500
Litton Industries, Inc.                                           COMMON STOCK    538021106          6,137,212               76,400
MCN Energy Group, Inc.                                            COMMON STOCK    55267J100         17,469,180              677,100
MCN Energy Group, Inc.                                            COMMON STOCK    55267J100          4,736,880              183,600
Mackenzie Financial Corporation                                   COMMON STOCK    554531103         13,198,299              732,100
Mackenzie Financial Corporation                                   COMMON STOCK    554531103          4,151,848              230,300
Morgan Keegan, Inc.                                               COMMON STOCK    617410105          5,831,280              213,600
M.S. Carriers, Inc.                                               COMMON STOCK    553533100          2,569,437               83,900
NiSource, Inc.                                                    COMMON STOCK    65473P105          1,736,247               55,792
Nortel Networks Corporation (Alteon)                              COMMON STOCK    656568102            321,661               22,894
Nortel Networks Corporation (Architel)                            COMMON STOCK    656568102            316,027               22,493
The Quaker Oats Company                                           COMMON STOCK    747402105         33,770,800              344,600
The Quaker Oats Company                                           COMMON STOCK    747402105         13,808,200              140,900
Old Kent Financial Corporation                                    COMMON STOCK    679833103         16,713,480              424,200
Old Kent Financial Corporation                                    COMMON STOCK    679833103          4,140,940              105,100
Openwave Systems, Inc.                                            COMMON STOCK    683718100            369,401               18,619
Pfizer, Inc.                                                      COMMON STOCK    717081103          2,252,250               55,000
Rite Aid Corp.                                                    COMMON STOCK    767754104          2,570,632              384,250
Ralston Purina Group                                              COMMON STOCK    751277302         49,749,665            1,597,100
Ralston Purina Group                                              COMMON STOCK    751277302         15,522,045              498,300
Sunglass Hut International, Inc.                                  COMMON STOCK    86736F106         10,451,587              913,800
Sunglass Hut International, Inc.                                  COMMON STOCK    86736F106          3,133,875              274,000
Redback Networks, Inc.                                            COMMON STOCK    757209101          2,616,000              200,000
Transocean Sedco Forex Inc.                                       COMMON STOCK    G90078109            851,827               19,650
Sanmina Corporation                                               COMMON STOCK    800907107          1,028,987               52,600
The Charles Schwab Corporation                                    COMMON STOCK    808513105            475,584               30,842
Siebel Systems, Inc.                                              COMMON STOCK    826170102            303,987               11,176
Shire Pharmaceuticals Group plc ADR                               COMMON STOCK    82481R106             35,000                  800
SPX Corporation                                                   COMMON STOCK    784635104         10,845,820              119,500
SPX Corporation                                                   COMMON STOCK    784635104          2,768,180               30,500
Stora Enso Oyj Series R ordinary                                  COMMON STOCK     5072673           1,014,545              107,724
Sun Microsystems, Inc.                                            COMMON STOCK    866810104            368,880               24,000
Svedala Industri AB                                               COMMON STOCK     4863016           8,154,947              477,400
Svedala Industri AB                                               COMMON STOCK     4863016           5,843,752              342,100

Liberty Financial Companies, Inc.                                (a) Sole                 (a) Sole
Liberty Financial Companies, Inc.                                (b) Shared               (a) Sole
Litton Industries, Inc.                                          (b) Shared               (a) Sole
MCN Energy Group, Inc.                                           (a) Sole                 (a) Sole
MCN Energy Group, Inc.                                           (b) Shared               (a) Sole
Mackenzie Financial Corporation                                  (a) Sole                 (a) Sole
Mackenzie Financial Corporation                                  (b) Shared               (a) Sole
Morgan Keegan, Inc.                                              (a) Sole                 (a) Sole
M.S. Carriers, Inc.                                              (b) Shared               (a) Sole
NiSource, Inc.                                                   (b) Shared               (a) Sole
Nortel Networks Corporation (Alteon)                             (b) Shared               (a) Sole
Nortel Networks Corporation (Architel)                           (b) Shared               (a) Sole
The Quaker Oats Company                                          (a) Sole                 (a) Sole
The Quaker Oats Company                                          (b) Shared               (a) Sole
Old Kent Financial Corporation                                   (a) Sole                 (a) Sole
Old Kent Financial Corporation                                   (b) Shared               (a) Sole
Openwave Systems, Inc.                                           (b) Shared               (a) Sole
Pfizer, Inc.                                                     (b) Shared               (a) Sole
Rite Aid Corp.                                                   (b) Shared               (a) Sole
Ralston Purina Group                                             (a) Sole                 (a) Sole
Ralston Purina Group                                             (b) Shared               (a) Sole
Sunglass Hut International, Inc.                                 (a) Sole                 (a) Sole
Sunglass Hut International, Inc.                                 (b) Shared               (a) Sole
Redback Networks, Inc.                                           (b) Shared               (a) Sole
Transocean Sedco Forex Inc.                                      (b) Shared               (a) Sole
Sanmina Corporation                                              (b) Shared               (a) Sole
The Charles Schwab Corporation                                   (b) Shared               (a) Sole
Siebel Systems, Inc.                                             (b) Shared               (a) Sole
Shire Pharmaceuticals Group plc ADR                              (a) Sole                 (a) Sole
SPX Corporation                                                  (a) Sole                 (a) Sole
SPX Corporation                                                  (b) Shared               (a) Sole
Stora Enso Oyj Series R ordinary                                 (b) Shared               (a) Sole
Sun Microsystems, Inc.                                           (b) Shared               (a) Sole
Svedala Industri AB                                              (a) Sole                 (a) Sole
Svedala Industri AB                                              (b) Shared               (a) Sole

Silicon Valley Group, Inc.                                        COMMON STOCK    827066101         10,007,250              363,900
Silicon Valley Group, Inc.                                        COMMON STOCK    827066101          6,077,500              221,000
Syratech Corporation                                              COMMON STOCK    871824108            367,770               73,554
SYSCO Corporation                                                 COMMON STOCK    871829107          1,415,369               53,390
AT&T Corp.                                                        COMMON STOCK    001957109         25,828,529            1,212,607
AT&T Corp.                                                        COMMON STOCK    001957109          7,040,971              330,562
Telefonica S.A.                                                   COMMON STOCK    879382208            846,201               17,666
TeleCorp PCS, Inc.                                                COMMON STOCK    879300101            137,249                9,112
Tosco Corporation                                                 COMMON STOCK    891490302         35,627,632              833,200
Tosco Corporation                                                 COMMON STOCK    891490302          9,749,280              228,000
Texaco, Inc.                                                      COMMON STOCK    881694103         38,963,520              586,800
Texaco, Inc.                                                      COMMON STOCK    881694103          9,774,080              147,200
Texas Instruments Incorporated                                    COMMON STOCK    882508104            604,110               19,500
UBS AG global registered share                                    COMMON STOCK    2587415GL          1,371,888                9,527
United Dominion Industries Limited                                COMMON STOCK    909914103          5,829,600              277,600
United Dominion Industries Limited                                COMMON STOCK    909914103          1,520,400               72,400
U.S. Bancorp                                                      COMMON STOCK    902973304          2,194,488               94,590
Viacom, Inc. Class B                                              COMMON STOCK    925524308          3,126,971               71,116
VoiceStream Wireless Corporation                                  COMMON STOCK    928615103         39,079,151              423,049
VoiceStream Wireless Corporation                                  COMMON STOCK    928615103         14,760,416              159,788
Verizon Communications                                            COMMON STOCK    92343V104            721,752               14,640
webMethods, Inc.                                                  COMMON STOCK    94768C108             41,750                2,000
Wells Fargo Company                                               COMMON STOCK    949746101          1,750,892               35,393
Willamette Industries, Inc.                                       COMMON STOCK    969133107         52,762,000            1,147,000
Willamette Industries, Inc.                                       COMMON STOCK    969133107         16,118,400              350,400
Washington Mutual, Inc.                                           COMMON STOCK    939322103          1,679,730               30,680
WPP Group plc ordinary                                            COMMON STOCK     0974042           1,232,740              114,807
XO Communications, Inc.                                           COMMON STOCK    983764101             45,934                6,562


FIXED INCOME
CORPORATE BONDS
Advanta Corp. note 7.000% due 05-01-01                          CORPORATE BONDS   00756QBG2          3,497,812            3,500,000
Dictaphone Corp. callable note 11.750% due 08-01-05             CORPORATE BONDS   253579AA4            843,250            3,373,000
DoubleClick convertible note 4.750% due 03-15-06                CORPORATE BONDS   258609AC0         13,615,000           19,450,000

Silicon Valley Group, Inc.                                     (a) Sole                 (a) Sole
Silicon Valley Group, Inc.                                     (b) Shared               (a) Sole
Syratech Corporation                                           (a) Sole                 (a) Sole
SYSCO Corporation                                              (b) Shared               (a) Sole
AT&T Corp.                                                     (a) Sole                 (a) Sole
AT&T Corp.                                                     (b) Shared               (a) Sole
Telefonica S.A.                                                (b) Shared               (a) Sole
TeleCorp PCS, Inc.                                             (b) Shared               (a) Sole
Tosco Corporation                                              (a) Sole                 (a) Sole
Tosco Corporation                                              (b) Shared               (a) Sole
Texaco, Inc.                                                   (a) Sole                 (a) Sole
Texaco, Inc.                                                   (b) Shared               (a) Sole
Texas Instruments Incorporated                                 (b) Shared               (a) Sole
UBS AG global registered share                                 (b) Shared               (a) Sole
United Dominion Industries Limited                             (a) Sole                 (a) Sole
United Dominion Industries Limited                             (b) Shared               (a) Sole
U.S. Bancorp                                                   (b) Shared               (a) Sole
Viacom, Inc. Class B                                           (b) Shared               (a) Sole
VoiceStream Wireless Corporation                               (a) Sole                 (a) Sole
VoiceStream Wireless Corporation                               (b) Shared               (a) Sole
Verizon Communications                                         (b) Shared               (a) Sole
webMethods, Inc.                                               (b) Shared               (a) Sole
Wells Fargo Company                                            (b) Shared               (a) Sole
Willamette Industries, Inc.                                    (a) Sole                 (a) Sole
Willamette Industries, Inc.                                    (b) Shared               (a) Sole
Washington Mutual, Inc.                                        (b) Shared               (a) Sole
WPP Group plc ordinary                                         (b) Shared               (a) Sole
XO Communications, Inc.                                        (b) Shared               (a) Sole


FIXED INCOME
CORPORATE BONDS
Advanta Corp. note 7.000% due 05-01-01                         (a) Sole                 (a) Sole
Dictaphone Corp. callable note 11.750% due 08-01-05            (b) Shared               (a) Sole
DoubleClick convertible note 4.750% due 03-15-06               (a) Sole                 (a) Sole

Efficient Networks convertible note 5.000% due 03-15-05         CORPORATE BONDS   282056AB6         40,802,094           40,930,000
Efficient Networks convertible note 5.000% due 03-15-05         CORPORATE BONDS   282056AB6         12,779,937           12,820,000
Finova Capital Corp. senior note 7.250% due 11-08-04            CORPORATE BONDS   318074AY7         12,397,500           14,500,000
Finova Capital Corp. senior note 7.250% due 11-08-04            CORPORATE BONDS   318074AY7          4,702,500            5,500,000
Interim Services convertible note 4.500% due 06-01-05           CORPORATE BONDS   45868PAA8          2,980,000            4,000,000
Kent Electronics convertible note 4.500% due 09-01-04           CORPORATE BONDS   490553AA2          5,477,344            5,625,000
Lucent Technologies note 6.900% due 07-15-01                    CORPORATE BONDS   549463AA5         21,765,525           21,930,000
Lucent Technologies note 6.900% due 07-15-01                    CORPORATE BONDS   549463AA5          6,024,475            6,070,000
McDermott Inc. note 9.375% due 03-15-02                         CORPORATE BONDS   580033AL2         10,800,000           12,000,000
Redback Networks convertible note 5.000% due 04-01-07           CORPORATE BONDS   757209AB7          3,717,000            6,300,000
Rite Aid secured note 10.500% due 09-15-02                      CORPORATE BONDS   767754AS3          9,425,000           10,000,000
Xerox Corporation floating-rate note 5.986% due 10-23-01        CORPORATE BONDS   98412JBS2          5,854,150            6,130,000
Xerox Corporation floating-rate note 5.765% due 11-05-01        CORPORATE BONDS   98412JBT0         18,145,000           19,000,000

TOTAL                                                                                           $1,302,485,302

Efficient Networks convertible note 5.000% due 03-15-05         (a) Sole                 (a) Sole
Efficient Networks convertible note 5.000% due 03-15-05         (b) Shared               (a) Sole
Finova Capital Corp. senior note 7.250% due 11-08-04            (a) Sole                 (a) Sole
Finova Capital Corp. senior note 7.250% due 11-08-04            (b) Shared               (a) Sole
Interim Services convertible note 4.500% due 06-01-05           (a) Sole                 (a) Sole
Kent Electronics convertible note 4.500% due 09-01-04           (a) Sole                 (a) Sole
Lucent Technologies note 6.900% due 07-15-01                    (a) Sole                 (a) Sole
Lucent Technologies note 6.900% due 07-15-01                    (b) Shared               (a) Sole
McDermott Inc. note 9.375% due 03-15-02                         (a) Sole                 (a) Sole
Redback Networks convertible note 5.000% due 04-01-07           (b) Shared               (a) Sole
Rite Aid secured note 10.500% due 09-15-02                      (a) Sole                 (a) Sole
Xerox Corporation floating-rate note 5.986% due 10-23-01        (b) Shared               (a) Sole
Xerox Corporation floating-rate note 5.765% due 11-05-01        (a) Sole                 (a) Sole

TOTAL